STATE FARM VARIABLE PRODUCT TRUST

Supplement dated October 2, 2018 to the Prospectus dated May 1, 2018 and as supplemented as of May 23, 2018 of State Farm Variable Product Trust (the “Prospectus”).

On September 14, 2018, shareholders of the Stock and Bond Balanced Fund (the “Fund”), a series of State Farm Variable Product Trust, approved (i) the elimination of the Fund’s fundamental investment restriction on investments, which provides that the Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Fund into the BlackRock iShares® Dynamic Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Acquiring Fund”). The reorganization is expected to occur on October 26, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the Acquiring Fund. To prepare for the reorganization of the Fund, BlackRock Advisors, LLC has requested that the Fund sell all of its existing holdings of the Large Cap Equity Index Fund and the Bond Fund and invest the sales proceeds using investment strategies substantially similar to those used by the Acquiring Fund. During the period October 1, 2018, through October 26, 2018, the Fund may deviate from its principal investment strategies and may follow the investment strategies of the Acquiring Fund, as set out in the current prospectus of the Acquiring Fund. The Acquiring Fund invests in a portfolio of underlying exchange-traded funds (“ETFs”) that seek to track equity, fixed income and alternative securities market indices. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in iShares® ETFs.

The information under the heading “Fund Management” on page 27 of the Prospectus is eliminated and replaced with the following:

Fund Management

SFIM serves as the investment adviser to the Fund. The following individuals are portfolio managers for the Fund:

Portfolio Manager	Length of Portfolio Manager Service	Title
Scott Hintz	Since October 2018	Assistant Vice President—Investment Planning Services

Corey Schieler	Since October 2018	Investment Planning Services Director

The information on pages 41-42 of the Prospectus is deleted.

The information on page 48 under the heading “Stock and Bond Balanced Fund” is deleted and replaced with the following:

Stock and Bond Balanced Fund

Scott Hintz and Corey Schieler serve as portfolio managers for the Stock and Bond Balanced Fund. Their biographical information appears below:

SFIM Portfolio Managers
Portfolio Manager and Title with SFIM	Length of Service with SFIM	Business Experience During the Past 5 years
Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research
Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM VARIABLE PRODUCT TRUST

Supplement dated October 2, 2018 to the Statement of Additional Information dated May 1, 2018 of State Farm Variable Product Trust (the “SAI”).

Effective immediately, the following changes are made to the SAI:

The information provided below is as of August 31, 2018.

The following information replaces the information on pages 40-41 of the SAI beginning under the heading “PORTFOLIO MANAGERS” “OTHER ACCOUNTS MANAGED” and ending before the heading “Bridgeway as Sub-Adviser to the Large Cap Equity Fund and the Small/Mid Cap Equity Fund.”

The following provides information about the other investment accounts managed by SFIM portfolio managers of the Bond Fund, the Money Market Fund, the Stock and Bond Balanced Fund and the Small/Mid Cap Equity Fund.

Bond Fund

John Malito, a portfolio manager for the Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Malito include the following:

Other Registered Investment Companies: 5 accounts, $2.4 billion in assets

Other Pooled Investment Vehicles: 0 accounts

Other Accounts: 14 accounts, $58.3 billion in assets

Lisa Rogers, a portfolio manager for the Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Ms. Rogers include the following:

Other Registered Investment Companies: 5 accounts, $2.4 billion in assets

Other Pooled Investment Vehicles: 0 accounts

Other Accounts: 25 accounts, $55.4 billion in assets

No advisory fee is paid based on performance for any of the accounts listed above.

Money Market Fund

John Malito, a portfolio manager for the Money Market Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Malito include the following:

Other Registered Investment Companies: 5 accounts, $2.5 billion in assets

Other Pooled Investment Vehicles: 0 accounts

Other Accounts: 14 accounts, $58.4 billion in assets

Lisa Rogers, a portfolio manager for the Money Market Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Ms. Rogers include the following:

Other Registered Investment Companies: 5 accounts, $2.5 billion in assets

Other Pooled Investment Vehicles: 0 accounts

Other Accounts: 25 accounts, $55.5 billion in assets

No advisory fee is paid based on performance for any of the accounts listed above.

Stock and Bond Balanced Fund

Scott Hintz, a portfolio manager for the Stock and Bond Balanced Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Hintz include the following:

Other Registered Investment Companies: 2 accounts, $195.9 million in assets

Other Pooled Investment Vehicles: 0 accounts

Other Accounts: 0 accounts

Corey Schieler, a portfolio manager for the Stock and Bond Balanced Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Schieler include the following:

Other Registered Investment Companies: 2 accounts, $195.9 million in assets

Other Pooled Investment Vehicles: 0 accounts

Other Accounts: 0 accounts

No advisory fee is paid based on performance for any of the accounts listed above.

Portfolio Managers of SFIMC for the Small/Mid Cap Equity Fund

Scott Hintz, a portfolio manager for the Small/Mid Cap Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Hintz include the following:

Other Registered Investment Companies: 2 accounts, $255.8 million in assets

Other Pooled Investment Vehicles: 0 accounts

Other Accounts: 0 accounts

Corey Schieler, a portfolio manager for the Small/Mid Cap Equity Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Schieler include the following:

Other Registered Investment Companies: 2 accounts, $255.8 million in assets

Other Pooled Investment Vehicles: 0 accounts

Other Accounts: 0 accounts

No advisory fee is paid based on performance for any of the accounts listed above.

The following information replaces the information on page 46-47 of the SAI beginning with the heading “SFIM PORTFOLIO MANAGERS’ COMPENSATION” and ending before the heading “BFA PORTFOLIO MANAGERS’ COMPENSATION AND POTENTIAL MATERIAL CONFLICTS OF INTEREST.”

SFIM PORTFOLIO MANAGERS’ COMPENSATION

For the Money Market Fund and Bond Fund

Portfolio manager compensation is based upon the overall job performance in managing the investment accounts for Auto Company and its affiliates, as well as the Funds. These portfolio managers’ compensation packages consist of a base salary, incentive compensation, and other benefits. The base salary is fixed and is competitive with industry standards. Portfolio managers may elect to defer a portion of their fixed salary and incentive compensation. Incentive compensation is discretionary and is determined by Auto Company annually by reference to several objective factors as well as investment results.

Incentive compensation for fixed income portfolio managers is determined by a combination of the individual portfolio manager’s investment results as well as the investment results of the broader fixed income team. Fixed income portfolio management incentive compensation is discretionary and is determined annually by reference to various qualitative and quantitative factors and investment results.

The factors considered to determine incentive compensation for fixed income portfolio managers include adherence to investment philosophy, liquidity management, and long term returns relative to custom indices derived from the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Municipal Bond Index. These factors are evaluated by members of Auto Company’s executive management. The evaluation is subjective in nature, from a perspective to reward long-term, rather than short-term performance, and does not rely solely on industry measurements.

In addition to the compensation described above, fixed income portfolio managers may receive other benefits based primarily on their management level and/or total compensation, and not their performance as portfolio managers. These benefits include participation in a supplemental incentive plan; supplemental retirement plans; and annual comprehensive health evaluations.

The portfolio managers, if eligible, may receive supplemental incentive plan payments. These payments are discretionary in nature and are a function of the overall performance of Auto Company and its affiliates as an enterprise. The payments under the plan are a function of the 1) organizational performance of Auto Company and its affiliated entities for certain criteria over a rolling three-year period and 2) the number of units allocated to the individual for each of the three-year performance cycles. Under the plan, payments are determined by considering criteria such as retention of insurance business, financial stability, financial services growth, expense reduction, personnel development, and compliance. Supplemental incentive plan payments are calculated using an internal formula.

The portfolio managers may also be eligible for the supplemental retirement plans that are offered to highly compensated employees. One of the plans allows employees to defer a portion of compensation into a later year(s). The other plan provides retirement benefits in excess of the benefits that can be provided under Auto Company’s qualified retirement plan (due to limitations on the amount of compensation or the type of service that may be counted). Benefits for this plan are calculated using the qualified plan’s formula, average annual compensation, and years of service.

Eligibility for comprehensive health evaluations is based upon an individual’s management level. The benefits provided under these programs are uniform and apply equally to all eligible participants.

For the Small/Mid Cap Equity Fund and the Stock and Bond Balanced Fund

Compensation paid to these portfolio managers is based upon the overall job performance in managing the investment accounts for the Small/Mid Cap Equity Fund and the Stock and Bond Balanced Fund as well as other duties as outlined by their job functions. These portfolio managers’ compensation packages consist of a base salary, incentive compensation and other benefits. The base salary is fixed and is competitive with industry standards. Incentive compensation is discretionary and is determined by Auto Company annually by reference to several objective factors, including the overall performance of Auto Company and its affiliates as an enterprise.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.